Goodwill and Core Deposits - Intangible assets (Details) - Core deposit intangibles - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Gross Intangible Assets	$ 1,041	$ 1,041
Accumulated Amortization	481	331
Net Intangible Assets	$ 560	$ 710